Finance Costs - Summary Of Finance Cost (Detail) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Gains (losses) on litigation settlements [abstract]
Interest on loans and borrowings (Note 12)	$ 734,854	$ 286,144	$ 1,131,557	$ 533,508	$ 1,179,234		$ 1,272,512	$ 918,682
Interest on convertible debentures (Note 14)	1,126,304	1,592,597	2,454,350	3,105,233	5,740,346		4,410,206	2,130,247
Interest on lease liabilities (Note 8)					137,245		350,792	168,571
Transaction costs expensed	229,716	87,070	248,645	454,574	1,471,219	[1]
Other finance costs	20,751	(94,404)	52,661	(65,656)	90,750
Total finance costs	$ 2,229,993	$ 1,946,586	$ 4,088,630	$ 4,182,513	$ 8,618,794		$ 6,033,510	$ 3,217,500

[1]	Transaction costs include costs incurred associated with financing or equity transactions that are not otherwise netted against the debt or equity instrument. The majority of costs are associated with the USD brokered public offering (Note 19(a)), the 2021 Debentures (Note 14(b)), the Fiera term loan amendment (Note 12) and the ATB facility amendment (Note 13). See Note 31 (a) and (b) for subsequent changes to Fiera loan.